Accounts Receivable, Net (Details) - Schedule of Accounts Receivable	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	¥ 54,958,198	$ 7,711,483	¥ 51,478,092
Allowance for credit losses related to accounts receivable	(8,141,968)	(1,142,444)	(10,196,104)
Total accounts receivable, net	¥ 46,816,230	$ 6,569,039	¥ 41,281,988